EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 78 ("Amendment No. 78") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 78 was filed electronically with the Commission (Accession No. 0000950156-99-000050) on January 25, 1999.

                     Eaton Vance California Municipals Fund
                       Eaton Vance Florida Municipals Fund
                    Eaton Vance Massachusetts Municipals Fund
           Eaton Vance Massachusetts Municipals Fund - Class I Shares
                     Eaton Vance Mississippi Municipals Fund
                      Eaton Vance National Municipals Fund
                      Eaton Vance New York Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                    Eaton Vance West Virginia Municipals Fund


                                   EATON VANCE MUNICIPALS TRUST


                                   By: /s/ Eric G. Woodbury
                                       ----------------------------
                                       Eric G. Woodbury, Esq.
                                       Assistant Secretary


Dated:  February 2, 1999